UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10145
                                   ---------------------------------------------

                              Baillie Gifford Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
(Address of principal executive offices)                        (Zip code)

                               Angus N G Macdonald

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 011-44-131-275-2000
                                                    ----------------------------
Date of fiscal year end: December 31
                         --------------------

Date of reporting period: September 30, 2010
                          ------------------

EXPLANATORY NOTE: The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4 (2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1.  SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2010 (UNAUDITED)             BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                        SHARES    U.S. $ VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 90.5%
ARGENTINA - 0.7%
MercadoLibre, Inc. (a)                                  45,400   $    3,276,972
                                                                 ---------------

BRAZIL - 9.6%
All America Latina Logistica                           507,510        5,177,082
BM&F BOVESPA SA                                        291,100        2,436,156
Lojas Renner SA                                         88,900        3,021,129
OGX Petroleo e Gas Participacoes SA (a)              1,179,800       15,354,135
Petroleo Brasileiro SA ADR                             221,900        8,048,313
Vale SA ADR                                            284,800        8,905,696
                                                                 ---------------
                                                                     42,942,511
                                                                 ---------------
CANADA - 0.3%
First Quantum Minerals Ltd.                             17,294        1,315,245
                                                                 ---------------

CHINA - 17.0%
Alibaba.com Ltd. (a)                                 1,906,500        3,959,045
Baidu, Inc. ADR (a)                                    101,100       10,374,882
Bank of China Ltd., Class H                         10,992,000        5,742,322
BYD Co., Ltd., Class H                                 309,500        2,473,086
China Construction Bank Corp., Class H               8,447,000        7,382,673
China Life Insurance Co., Ltd., Class H              1,018,000        4,031,634
China Longyuan Power Group Corp., Class H (a)        3,361,000        3,327,325
China Merchants Bank Co., Ltd., Class H              1,460,523        3,746,329
China Molybdenum Co., Ltd., Class H                  2,504,000        1,792,754
China National Building Material Co., Ltd.,
   Class H                                             754,000        1,761,443
China Shenhua Energy Co., Ltd., Class H              1,025,000        4,221,148
China Taiping Insurance Holdings Co., Ltd. (a)       1,419,000        4,751,458
CSR Corp., Ltd., Class H                             4,465,000        4,228,897
Dongfeng Motor Group Co., Ltd., Class H              1,534,000        3,121,549
Kunlun Energy Co., Ltd.                              1,624,000        2,091,627
Parkson Retail Group Ltd.                            1,515,000        2,633,864
Renhe Commercial Holdings Co., Ltd.                 16,788,000        3,136,076
Sina Corp. (a)                                          42,300        2,139,534
Want Want China Holdings Ltd.                        5,475,000        5,062,876
                                                                 ---------------
                                                                     75,978,522
                                                                 ---------------
GUERNSEY - 0.3%
Chariot Oil & Gas Ltd. (a)                             642,608        1,428,399
                                                                 ---------------

INDIA - 7.7%
ACC Ltd.                                               120,700        2,656,380
Hero Honda Motors Ltd.                                 101,500        4,196,546
Housing Development Finance Corp.                      362,500        5,907,056
Infrastructure Development Finance Co., Ltd.           899,500        4,047,655
IVRCL Infrastructures & Projects Ltd.                  725,500        2,584,914
Mahindra & Mahindra Ltd.                               455,322        7,008,737
Reliance Capital Ltd.                                  206,433        3,575,354
Tata Power Co., Ltd.                                   142,800        4,306,676
                                                                 ---------------
                                                                     34,283,318
                                                                 ---------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2010.

SEPTEMBER 30, 2010 (UNAUDITED)             BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                        SHARES    U.S. $ VALUE
--------------------------------------------------------------------------------

INDONESIA - 6.2%
PT Astra International Tbk                           1,245,500   $    7,903,909
PT Bank Mandiri                                      7,497,500        6,037,187
PT Bank Rakyat Indonesia                             3,933,000        4,403,758
PT Bumi Resources Tbk                               18,298,500        4,349,139
PT Semen Gresik Persero Tbk                          2,087,000        2,314,220
PT Tambang Batubara Bukit Asam Tbk                   1,335,000        2,909,331
                                                                 ---------------
                                                                     27,917,544
                                                                 ---------------
IRELAND - 0.8%
Kenmare Resources Plc. (a)                          11,416,576        3,615,398
                                                                 ---------------
KAZAKHSTAN - 0.3%
KazMunaiGas Exploration Production                      80,300        1,436,800
                                                                 ---------------
LUXEMBOURG - 0.6%
Evraz Group SA GDR Reg S (a)                            84,000        2,510,340
                                                                 ---------------

MALAYSIA - 0.6%
Public Bank Bhd                                        634,900        2,557,553
                                                                 ---------------

MEXICO - 4.2%
America Movil SAB de CV, Series L ADR                  133,000        7,092,890
Cemex SAB de CV ADR (a)                                521,000        4,428,500
Grupo Financiero Banorte SA de CV, Class O             505,204        1,916,317
Wal-Mart de Mexico SA de CV, Series V                2,075,660        5,221,413
                                                                 ---------------
                                                                     18,659,120
                                                                 ---------------
PERU - 0.6%
Credicorp Ltd.                                          23,400        2,665,260
                                                                 ---------------

RUSSIA - 2.1%
Mobile TeleSystems ADR                                  89,000        1,889,470
Severstal GDR Reg S (a)                                158,700        2,353,653
VimpelCom Ltd. ADR (a)                                 111,200        1,651,320
X5 Retail Group NV GDR Reg S (a)                        87,300        3,500,581
                                                                 ---------------
                                                                      9,395,024
                                                                 ---------------
SOUTH AFRICA - 5.8%
AngloGold Ashanti Ltd.                                  40,900        1,893,781
AngloGold Ashanti Ltd. ADR                              41,400        1,914,336
Gold Fields Ltd.                                       406,600        6,185,658
Gold Fields Ltd. ADR                                   142,100        2,169,867
Lonmin Plc. (a)                                        185,600        4,869,589
Massmart Holdings Ltd.                                 234,928        4,975,190
Naspers Ltd., N Shares                                  84,900        4,142,928
                                                                 ---------------
                                                                     26,151,349
                                                                 ---------------
SOUTH KOREA - 10.4%
Cheil Industries, Inc.                                  36,600        3,202,200
Glovis Co., Ltd.                                        33,100        4,429,494
Hyundai Development Co.                                 85,500        2,263,683
Hyundai Mobis                                           28,600        6,446,387
KB Financial Group, Inc.                                83,813        3,597,560
NHN Corp. (a)                                           19,800        3,403,221
Samsung Electronics Co., Ltd.                           19,250       13,109,430
Samsung Fire & Marine Insurance Co., Ltd.               29,300        5,012,143
Shinsegae Co., Ltd.                                      9,750        5,146,618
                                                                 ---------------
                                                                     46,610,736
                                                                 ---------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2010.

SEPTEMBER 30, 2010 (UNAUDITED)             BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                        SHARES    U.S. $ VALUE
--------------------------------------------------------------------------------

TAIWAN - 9.5%
Advanced Semiconductor Engineering, Inc.             3,017,038   $    2,459,937
China Life Insurance Co., Ltd.                       6,077,513        5,254,225
China Steel Corp.                                    3,935,730        4,071,038
Evergreen Marine Corp. (a)                           4,710,000        3,329,291
Far Eastern Department Stores Ltd.                   3,795,122        4,779,082
Hon Hai Precision Industry Co., Ltd.                 2,205,769        8,272,501
MediaTek, Inc.                                         337,680        4,738,390
Polaris Securities Co., Ltd.                         3,176,000        1,573,789
Taiwan Semiconductor Manufacturing Co., Ltd.         4,101,310        8,116,496
                                                                 ---------------
                                                                     42,594,749
                                                                 ---------------
THAILAND - 2.2%
Bank of Ayudhya PCL NVDR                             8,827,100        7,338,931
Thoresen Thai Agencies PCL NVDR                      3,224,600        2,559,863
                                                                 ---------------
                                                                      9,898,794
                                                                 ---------------
TURKEY - 4.0%
Turkiye Garanti Bankasi AS                           1,517,026        8,789,999
Turkiye Is Bankasi, Class C                          2,183,983        9,257,503
                                                                 ---------------
                                                                     18,047,502
                                                                 ---------------
TURKMENISTAN - 2.4%
Dragon Oil Plc. (a)                                  1,546,545       10,695,693
                                                                 ---------------

UNITED KINGDOM - 5.2%
Cairn Energy Plc. (a)                                1,653,573       11,800,534
Desire Petroleum Plc. (a)                              591,596        1,434,308
Rockhopper Exploration Plc. (a)                        399,295        2,910,441
Tullow Oil Plc.                                        363,200        7,270,543
                                                                 ---------------
                                                                     23,415,826
                                                                 ---------------
TOTAL COMMON STOCKS
   (cost $300,789,157)                                              405,396,655
                                                                 ---------------

PREFERRED STOCKS - 8.2%
BRAZIL - 7.0%
Banco Bradesco SA                                      346,390        6,927,800
Bradespar SA                                           326,800        7,791,437
Companhia Brasileira de Distribuicao Grupo
   Pao de Acucar                                       115,800        3,977,032
Companhia Energetica de Minas Gerais                   257,542        4,185,819
Itausa - Investimentos Itau SA                       1,096,352        8,313,355
                                                                 ---------------
                                                                     31,195,443
                                                                 ---------------
SOUTH KOREA - 1.2%
Samsung Electronics Co., Ltd.                           11,335        5,535,380
                                                                 ---------------
TOTAL PREFERRED STOCKS
   (cost $26,412,822)                                                36,730,823
                                                                 ---------------

TOTAL INVESTMENTS - 98.7%
(cost $327,201,979)                                                 442,127,478
Other assets less liabilities - 1.3%                                  5,715,599
                                                                 ---------------
NET ASSETS - 100.0%                                              $  447,843,077
                                                                 ===============

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2010.

PORTFOLIO OF INVESTMENTS (CONCLUDED)
SEPTEMBER 30, 2010 (UNAUDITED)             BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
PCL - Public Company Limited.
NVDR - Non Voting Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $327,201,979. Net unrealized appreciation aggregated $114,925,499 of which $120,878,442 related to appreciated investment securities and $5,952,943 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

      Level 1 - quoted prices in active markets for identical securities
      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's assets carried at fair value:

                                        LEVEL 1         LEVEL 2        LEVEL 3
--------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES
Common Stocks                        $ 105,469,849   $ 299,926,806   $        -
Preferred Stocks                        31,195,443       5,535,380            -
                                     -------------------------------------------
TOTAL                                $ 136,665,292   $ 305,462,186            -
                                     ===========================================

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2010.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2010 (UNAUDITED)        BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                        SHARES    U.S. $ VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 96.1%
ARGENTINA - 1.1%
MercadoLibre, Inc. (a)                                  87,500   $    6,315,750
                                                                 ---------------

AUSTRALIA - 3.5%
Brambles Ltd.                                        1,351,539        8,209,342
Cochlear Ltd.                                           70,876        4,814,845
Woolworths Ltd.                                        230,679        6,429,085
                                                                 ---------------
                                                                     19,453,272
                                                                 ---------------
BELGIUM - 0.9%
Groupe Bruxelles Lambert SA                             59,938        4,997,675
                                                                 ---------------

BERMUDA - 1.7%
Seadrill Ltd.                                          324,799        9,438,407
                                                                 ---------------

BRAZIL - 5.2%
All America Latina Logistica                           518,560        5,289,802
BM&F BOVESPA SA                                        744,000        6,226,383
OGX Petroleo e Gas Participacoes SA (a)                798,800       10,395,730
Petroleo Brasileiro SA ADR                             200,900        7,286,643
                                                                 ---------------
                                                                     29,198,558
                                                                 ---------------
CANADA - 4.6%
Cenovus Energy, Inc.                                   113,428        3,262,061
Eldorado Gold Corp.                                    392,520        7,256,031
EnCana Corp.                                           107,815        3,257,817
Fairfax Financial Holdings Ltd.                         21,095        8,590,538
Ritchie Bros. Auctioneers, Inc.                        180,157        3,729,775
                                                                 ---------------
                                                                     26,096,222
                                                                 ---------------
CHINA - 8.7%
Baidu, Inc. ADR (a)                                     86,900        8,917,678
Cheung Kong (Holdings) Ltd.                            498,000        7,530,623
China Shenhua Energy Co., Ltd., Class H              1,545,000        6,362,608
Hang Seng Bank Ltd.                                    410,700        6,031,379
Hong Kong Exchanges & Clearing Ltd.                    630,700       12,399,423
Kunlun Energy Co., Ltd.                              3,552,000        4,574,791
Pacific Basin Shipping Ltd.                          4,299,000        3,094,526
                                                                 ---------------
                                                                     48,911,028
                                                                 ---------------
DENMARK - 3.2%
A P Moller - Maersk AS, B Shares                           631        5,253,573
DSV AS                                                 264,002        5,370,406
Novozymes AS, B Shares                                  58,586        7,440,083
                                                                 ---------------
                                                                     18,064,062
                                                                 ---------------
FINLAND - 2.4%
Kone Oyj, B Shares                                     177,317        9,174,787
Sampo Oyj, A Shares                                    167,083        4,514,476
                                                                 ---------------
                                                                     13,689,263
                                                                 ---------------
FRANCE - 2.8%
Alstom SA                                               68,139        3,476,475
CFAO                                                   120,664        4,818,937
Essilor International SA                               105,698        7,278,579
                                                                 ---------------
                                                                     15,573,991
                                                                 ---------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2010.

SEPTEMBER 30, 2010 (UNAUDITED)        BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                        SHARES    U.S. $ VALUE
--------------------------------------------------------------------------------

GERMANY - 1.5%
Celesio AG                                             146,331   $    3,196,587
Deutsche Boerse AG                                      82,004        5,474,806
                                                                 ---------------
                                                                      8,671,393
                                                                 ---------------
INDIA - 2.2%
Infrastructure Development Finance Co., Ltd.         1,081,176        4,865,178
Jindal Steel & Power Ltd.                              252,160        3,977,842
Reliance Capital Ltd.                                  204,172        3,536,194
                                                                 ---------------
                                                                     12,379,214
                                                                 ---------------
IRELAND - 2.1%
CRH Plc.                                               218,632        3,608,027
James Hardie Industries SE CDI (a)                     713,988        3,876,872
Ryanair Holdings Plc. ADR                              150,408        4,634,070
                                                                 ---------------
                                                                     12,118,969
                                                                 ---------------
ISRAEL - 0.9%
Teva Pharmaceutical Industries Ltd. ADR                 91,600        4,831,900
                                                                 ---------------

JAPAN - 8.9%
Canon, Inc.                                            169,000        7,893,321
Chugai Pharmaceutical Co., Ltd.                        195,400        3,598,375
Fast Retailing Co., Ltd.                                30,100        4,240,043
INPEX Corp.                                                872        4,101,974
Japan Tobacco, Inc.                                      1,655        5,514,561
Mitsui & Co., Ltd.                                     345,300        5,134,246
Nintendo Co., Ltd.                                      11,000        2,758,942
Olympus Corp.                                          199,100        5,221,204
Rakuten, Inc.                                            8,454        6,196,665
SMC Corp.                                               39,500        5,213,790
                                                                 ---------------
                                                                     49,873,121
                                                                 ---------------
NETHERLANDS - 1.7%
ASML Holding NV                                         90,507        2,694,462
Heineken Holding NV                                    157,584        6,905,018
                                                                 ---------------
                                                                      9,599,480
                                                                 ---------------
PORTUGAL - 0.5%
Galp Energia, SGPS, SA, B Shares                       158,357        2,739,148
                                                                 ---------------

RUSSIA - 2.0%
Mobile TeleSystems ADR                                 251,300        5,335,099
X5 Retail Group NV GDR Reg S (a)                       154,200        6,183,157
                                                                 ---------------
                                                                     11,518,256
                                                                 ---------------
SINGAPORE - 2.9%
DBS Group Holdings Ltd.                                650,000        6,954,056
United Overseas Bank Ltd.                              668,000        9,290,255
                                                                 ---------------
                                                                     16,244,311
                                                                 ---------------
SOUTH AFRICA - 3.4%
Massmart Holdings Ltd.                                 418,859        8,870,390
Naspers Ltd., N Shares                                 216,213       10,550,706
                                                                 ---------------
                                                                     19,421,096
                                                                 ---------------
SOUTH KOREA - 2.6%
Samsung Electronics Co., Ltd.                           13,506        9,197,712
Samsung Electronics Co., Ltd. GDR (a)                    1,800          613,287
Shinsegae Co., Ltd.                                      9,190        4,851,017
                                                                 ---------------
                                                                     14,662,016
                                                                 ---------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2010.

SEPTEMBER 30, 2010 (UNAUDITED)        BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                        SHARES    U.S. $ VALUE
--------------------------------------------------------------------------------

SPAIN - 1.8%
Banco Santander SA                                     253,606   $    3,218,839
Industria de Diseno Textil SA                           83,840        6,664,946
                                                                 ---------------
                                                                      9,883,785
                                                                 ---------------
SWEDEN - 4.6%
Atlas Copco AB, B Shares                               827,665       14,608,414
Svenska Handelsbanken AB, A Shares                     338,304       11,115,947
                                                                 ---------------
                                                                     25,724,361
                                                                 ---------------
SWITZERLAND - 4.1%
Nestle SA                                              324,976       17,323,639
Roche Holding AG                                        41,355        5,650,419
                                                                 ---------------
                                                                     22,974,058
                                                                 ---------------
TAIWAN - 3.6%
Hon Hai Precision Industry Co., Ltd. GDR Reg S         728,703        5,501,708
MediaTek, Inc.                                         352,371        4,944,537
Taiwan Semiconductor Manufacturing Co., Ltd. ADR       967,204        9,807,448
                                                                 ---------------
                                                                     20,253,693
                                                                 ---------------
TURKEY - 3.5%
Anadolu Efes Biracilik ve Malt Sanayii AS              442,038        6,903,154
BIM Birlesik Magazalar AS                              144,536        4,171,488
BIM Birlesik Magazalar AS GDR (a)                        7,332          211,629
Turkiye Garanti Bankasi AS                           1,467,277        8,501,742
                                                                 ---------------
                                                                     19,788,013
                                                                 ---------------
UNITED KINGDOM - 15.7%
Amlin Plc.                                           1,176,000        7,429,660
Antofagasta Plc.                                       374,439        7,278,898
BG Group Plc.                                          330,460        5,818,440
BHP Billiton Plc.                                      214,607        6,844,323
British American Tobacco Plc.                          261,005        9,747,396
Capita Group Plc.                                      500,070        6,179,125
Experian Plc.                                          587,279        6,400,657
Rio Tinto Plc.                                         173,500       10,164,192
Sage Group Plc. (The)                                1,200,651        5,216,287
Smith & Nephew Plc.                                    423,000        3,857,117
Tesco Plc.                                           1,345,119        8,972,726
Tullow Oil Plc.                                        276,633        5,537,644
Wolseley Plc. (a)                                      205,000        5,154,153
                                                                 ---------------
                                                                     88,600,618
                                                                 ---------------
TOTAL COMMON STOCKS
   (cost $461,009,834)                                              541,021,660
                                                                 ---------------

PREFERRED STOCKS - 3.5%
BRAZIL - 3.5%
Itau Unibanco Holding SA ADR                           272,480        6,588,566
Vale SA ADR                                            472,700       13,117,425
TOTAL PREFERRED STOCKS                                           ---------------
   (cost $14,692,411)                                                19,705,991
                                                                 ---------------
TOTAL INVESTMENTS - 99.6%
   (cost $475,702,245)                                              560,727,651
Other assets less liabilities - 0.4%                                  2,195,353
                                                                 ---------------
NET ASSETS - 100.0%                                              $  562,923,004
                                                                 ===============

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2010.

PORTFOLIO OF INVESTMENTS (CONCLUDED)
SEPTEMBER 30, 2010 (UNAUDITED)        BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

(a) Non-income producing security.
ADR - American Depositary Receipt.
CDI - Chess Depository Interest.
GDR - Global Depository Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $475,702,245. Net unrealized appreciation aggregated $85,025,406 of which $90,160,016 related to appreciated investment securities and $5,134,610 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

      Level 1 - quoted prices in active markets for identical securities
      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's assets carried at fair value:

                                          LEVEL 1        LEVEL 2       LEVEL 3
--------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES
Common Stocks                          $101,463,352   $439,558,308        -
Preferred Stocks                         19,705,991              -        -
                                       -----------------------------------------
TOTAL                                  $121,169,343   $439,558,308        -
                                       =========================================

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2010.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2010 (UNAUDITED)                         BAILLIE GIFFORD EAFE FUND
--------------------------------------------------------------------------------

                                                        SHARES    U.S. $ VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 94.5%
AUSTRALIA - 6.4%
Brambles Ltd.                                        4,007,030   $   24,338,979
Fortescue Metals Group Ltd. (a)                      2,234,646       11,277,862
Woodside Petroleum Ltd.                                631,708       26,796,467
Woolworths Ltd.                                        938,420       26,154,014
                                                                 ---------------
                                                                     88,567,322
                                                                 ---------------
BRAZIL - 2.4%
B2W Companhia Global do Varejo                         428,500        7,878,626
BM&F BOVESPA SA                                      1,125,000        9,414,894
OGX Petroleo e Gas Participacoes SA (a)              1,242,100       16,164,919
                                                                 ---------------
                                                                     33,458,439
                                                                 ---------------
CHINA - 9.4%
Baidu, Inc. ADR (a)                                    491,100       50,396,682
China Merchants Bank Co., Ltd., Class H              5,522,000       14,164,260
CNOOC Ltd.                                           6,109,000       11,857,298
Hong Kong Exchanges & Clearing Ltd.                    915,200       17,992,630
Li & Fung Ltd.                                       1,872,000       10,486,641
Ports Design Ltd.                                    1,078,000        2,969,901
Tencent Holdings Ltd.                                  979,000       21,323,346
                                                                 ---------------
                                                                    129,190,758
                                                                 ---------------
DENMARK - 3.6%
Novo Nordisk AS, B Shares                              254,985       25,232,796
Novozymes AS, B Shares                                  77,418        9,831,638
Vestas Wind Systems AS (a)                             397,140       14,964,633
                                                                 ---------------
                                                                     50,029,067
                                                                 ---------------
FRANCE - 6.1%
Essilor International SA                               335,964       23,135,164
L'Oreal SA                                             209,146       23,555,760
PPR                                                    229,526       37,238,301
                                                                 ---------------
                                                                     83,929,225
                                                                 ---------------
GERMANY - 4.5%
Adidas AG                                              385,561       23,868,624
Aixtron AG                                             175,802        5,271,461
Q-Cells SE (a)                                         288,421        1,623,077
SAP AG                                                 503,110       24,872,907
TUI AG (a)                                             549,800        6,751,048
                                                                 ---------------
                                                                     62,387,117
                                                                 ---------------
INDIA - 1.2%
Housing Development Finance Corp.                      510,900        8,325,283
Reliance Capital Ltd.                                  461,400        7,991,300
                                                                 ---------------
                                                                     16,316,583
                                                                 ---------------
IRELAND - 0.4%
James Hardie Industries SE CDI (a)                     963,601        5,232,242
                                                                 ---------------
ISRAEL - 1.1%
Teva Pharmaceutical Industries Ltd. ADR                286,100       15,091,775
                                                                 ---------------
ITALY - 1.3%
Intesa Sanpaolo SpA                                  5,578,498       18,171,999
                                                                 ---------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2010.

SEPTEMBER 30, 2010 (UNAUDITED)                         BAILLIE GIFFORD EAFE FUND
--------------------------------------------------------------------------------

                                                        SHARES    U.S. $ VALUE
--------------------------------------------------------------------------------

JAPAN - 13.8%
Canon, Inc.                                            481,900   $   22,507,642
Hoya Corp.                                             530,000       12,943,344
Japan Tobacco, Inc.                                      5,175       17,243,417
Kyocera Corp.                                           67,500        6,385,666
Nintendo Co., Ltd.                                     121,700       30,523,932
Rakuten, Inc.                                           45,533       33,375,058
Rohm Co., Ltd.                                         159,700        9,890,385
SMC Corp.                                              173,300       22,874,678
Trend Micro, Inc.                                      298,000        8,925,124
Yamada Denki Co., Ltd.                                 226,440       14,062,123
Yamaha Motor Co., Ltd. (a)                             723,000       10,881,992
                                                                 ---------------
                                                                    189,613,361
                                                                 ---------------
LUXEMBOURG - 0.9%
Oriflame Cosmetics SA                                  173,337       11,157,426
Reinet Investments SCA (a)                              39,281          657,833
                                                                 ---------------
                                                                     11,815,259
                                                                 ---------------
MEXICO - 0.5%
Wal-Mart de Mexico SA de CV, Series V                2,727,200        6,860,390
                                                                 ---------------
SINGAPORE - 0.7%
Singapore Exchange Ltd.                              1,342,000        9,202,498
                                                                 ---------------
SOUTH AFRICA - 0.6%
Impala Platinum Holdings Ltd.                          299,900        7,724,923
                                                                 ---------------
SOUTH KOREA - 1.1%
Samsung Electronics Co., Ltd.                           22,300       15,186,508
                                                                 ---------------
SPAIN - 5.3%
Banco Santander SA                                   3,437,802       43,633,555
Industria de Diseno Textil SA                          370,256       29,433,875
                                                                 ---------------
                                                                     73,067,430
                                                                 ---------------
SWEDEN - 7.7%
Alfa Laval AB                                          807,204       14,195,109
Atlas Copco AB, A Shares                             2,070,630       40,047,326
Sandvik AB                                           1,328,343       20,395,690
Svenska Handelsbanken AB, A Shares                     955,843       31,406,959
                                                                 ---------------
                                                                    106,045,084
                                                                 ---------------
SWITZERLAND - 5.5%
ABB Ltd. (a)                                           770,546       16,270,061
Compagnie Financiere Richemont SA, Br A                551,769       26,622,235
Geberit AG                                              74,632       13,298,042
Syngenta AG                                             81,673       20,317,131
                                                                 ---------------
                                                                     76,507,469
                                                                 ---------------
TAIWAN - 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR     1,386,806       14,062,213
                                                                 ---------------
TURKEY - 1.3%
Turkiye Garanti Bankasi AS                           3,116,500       18,057,721
                                                                 ---------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2010.

SEPTEMBER 30, 2010 (UNAUDITED)                         BAILLIE GIFFORD EAFE FUND
--------------------------------------------------------------------------------

                                                        SHARES    U.S. $ VALUE
--------------------------------------------------------------------------------

UNITED KINGDOM - 19.7%
Autonomy Corp. Plc. (a)                                379,300   $   10,808,714
BG Group Plc.                                          728,251       12,822,384
BHP Billiton Plc.                                    1,357,055       43,279,681
British American Tobacco Plc.                          839,659       31,357,595
Lloyds Banking Group Plc. (a)                       11,477,080       13,315,183
Meggitt Plc.                                         3,038,769       14,165,071
Prudential Plc.                                      1,999,000       19,975,674
Rolls-Royce Group Plc. (a)                           2,630,701       24,984,667
SABMiller Plc.                                         791,000       25,322,713
Signet Jewelers Ltd. (a)                               176,359        5,592,958
Standard Chartered Plc.                              1,504,380       43,197,389
Tesco Plc.                                           3,922,570       26,165,824
                                                                 ---------------
                                                                    270,987,853
                                                                 ---------------
TOTAL COMMON STOCKS
(cost $1,043,491,428)                                             1,301,505,236
                                                                 ---------------
PREFERRED STOCKS - 5.1%
BRAZIL - 4.7%
Itau Unibanco Holding SA ADR                         1,178,980       28,507,736
Petroleo Brasileiro SA ADR                           1,104,300       36,243,126
                                                                 ---------------
                                                                     64,750,862
                                                                 ---------------
GERMANY - 0.4%
Porsche Automobil Holding SE                           110,353        5,499,999
                                                                 ---------------
TOTAL PREFERRED STOCKS
(cost $60,564,314)                                                   70,250,861
                                                                 ---------------
RIGHTS(a) - 0.0%
GERMANY - 0.0%
Q-Cells SE
   expiring on 10/12/10                                288,421          377,463
   expiring on 10/18/10                                288,421               --
                                                                 ---------------
TOTAL RIGHTS
   (cost $2,038,393)                                                    377,463
                                                                 ---------------

TOTAL INVESTMENTS - 99.6%
   (cost $1,106,094,135)                                          1,372,133,560
Other assets less liabilities - 0.4%                                  5,666,670
                                                                 ---------------
NET ASSETS - 100.0%                                              $1,377,800,230
                                                                 ===============

(a) Non-income producing security.
ADR - American Depositary Receipt.

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2010.

PORTFOLIO OF INVESTMENTS (CONCLUDED)
SEPTEMBER 30, 2010 (UNAUDITED)                         BAILLIE GIFFORD EAFE FUND
--------------------------------------------------------------------------------

CDI - Chess Depository Interest.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $1,106,094,135. Net unrealized appreciation aggregated $266,039,425 of which $297,997,632 related to appreciated investment securities and $31,958,207 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

      Level 1 - quoted prices in active markets for identical securities
      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's assets carried at fair value:

                                   LEVEL 1           LEVEL 2        LEVEL 3
----------------------------------------------------------------------------
INVESTMENTS IN SECURITIES
Common Stocks                   $ 119,869,499   $  1,181,635,737        -
Preferred Stocks                   64,750,862          5,499,999        -
Rights                                      -            377,463        -
                                --------------------------------------------
                                  184,620,361      1,187,513,199
Other Financial Instruments*                -                863
                                --------------------------------------------
TOTAL                           $ 184,620,361   $  1,187,514,062        -
                                ============================================

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

At September 30, 2010, the Fund had the following forward foreign currency contracts:

  SETTLEMENT    CONTRACTS        IN EXCHANGE       UNREALIZED
     DATE       TO DELIVER           FOR           GAIN (LOSS)
---------------------------------------------------------------
 10/05/2010   USD 4,163,916     HKD 32,313,237     $       863
---------------------------------------------------------------
              Net Unrealized Appreciation on

              Forward Foreign Currency Contracts   $       863
                                                   ============

Currency Legend:
HKD - Hong Kong Dollar
USD - United States Dollar

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2010.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2010 (UNAUDITED)                  BAILLIE GIFFORD EAFE CHOICE FUND
--------------------------------------------------------------------------------

                                                        SHARES    U.S. $ VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 92.7%
AUSTRALIA - 5.2%
AMP Ltd.                                                89,978   $      444,513
Aristocrat Leisure Ltd.                                246,907          844,017
Billabong International Ltd.                           108,134          835,315
Brambles Ltd.                                          192,355        1,168,378
Cochlear Ltd.                                           10,630          722,132
Woolworths Ltd.                                         30,971          863,170
                                                                 ---------------
                                                                      4,877,525
                                                                 ---------------
BELGIUM - 2.9%
Colruyt SA                                               4,275        1,130,947
Groupe Bruxelles Lambert SA                             19,954        1,663,779
                                                                 ---------------
                                                                      2,794,726
                                                                 ---------------
BERMUDA - 1.1%
Midland Holdings Ltd.                                  238,000          219,496
Seadrill Ltd.                                           26,858          780,473
                                                                 ---------------
                                                                        999,969
                                                                 ---------------
CHINA - 4.6%
BOC Hong Kong (Holdings) Ltd.                          381,500        1,208,036
China Merchants Bank Co., Ltd., Class H                167,000          428,365
Esprit Holdings Ltd.                                   149,100          807,564
Hang Lung Properties Ltd.                              273,000        1,329,469
Hong Kong Exchanges & Clearing Ltd.                     28,600          562,270
                                                                 ---------------
                                                                      4,335,704
                                                                 ---------------
DENMARK - 6.5%
A P Moller - Maersk AS, B Shares                            63          524,525
Carlsberg AS, Class B                                   16,963        1,764,952
Danisco AS                                               9,457          841,547
DSV AS                                                  16,836          342,483
Jyske Bank AS (a)                                       28,626        1,113,233
Novo Nordisk AS, B Shares                                9,500          940,101
Novozymes AS, B Shares                                   4,742          602,207
                                                                 ---------------
                                                                      6,129,048
                                                                 ---------------
FINLAND - 1.9%
Kone Oyj, B Shares                                      20,605        1,066,150
Nokia Corp.                                             69,369          696,880
                                                                 ---------------
                                                                      1,763,030
                                                                 ---------------
FRANCE - 5.1%
BioMerieux                                               8,327          863,644
Legrand SA                                              21,826          738,520
L'Oreal SA                                               7,753          873,207
Neopost SA                                              10,544          785,320
Total SA                                                30,034        1,551,885
                                                                 ---------------
                                                                      4,812,576
                                                                 ---------------
GERMANY - 2.8%
Adidas AG                                                9,422          583,280
Celesio AG                                              32,416          708,124
Deutsche Boerse AG                                       9,275          619,224
Deutsche Post AG                                        39,353          717,064
                                                                 ---------------
                                                                      2,627,692
                                                                 ---------------
IRELAND - 0.1%
Allied Irish Banks Plc. (a)                            163,154          113,868
                                                                 ---------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2010.

SEPTEMBER 30, 2010 (UNAUDITED)                  BAILLIE GIFFORD EAFE CHOICE FUND
--------------------------------------------------------------------------------

                                                        SHARES    U.S. $ VALUE
--------------------------------------------------------------------------------

ITALY - 0.5%
Intesa Sanpaolo SpA                                    136,338   $      444,122
                                                                 ---------------

JAPAN - 17.0%
Asahi Breweries Ltd.                                    23,700          474,722
Canon, Inc.                                             16,700          779,991
Chugai Pharmaceutical Co., Ltd.                         37,700          694,262
Fast Retailing Co., Ltd.                                 4,800          676,153
Hitachi High-Technologies Corp.                         17,600          325,359
INPEX Corp.                                                178          837,330
Japan Tobacco, Inc.                                        475        1,582,729
Kao Corp.                                               31,600          770,852
Kyocera Corp.                                            8,600          813,581
Mitsubishi Electric Corp.                               80,000          689,319
Mitsui & Co., Ltd.                                      32,300          480,267
MS&AD Insurance Group Holdings, Inc.                    26,200          602,892
NAMCO BANDAI Holdings, Inc.                            112,200        1,039,838
Olympus Corp.                                           19,600          513,991
Rakuten, Inc.                                            1,097          804,086
Rohm Co., Ltd.                                           9,800          606,924
SBI Holdings, Inc.                                       1,110          139,177
SMC Corp.                                                5,400          712,771
Sumitomo Realty & Development Co., Ltd.                 57,000        1,179,768
THK Co., Ltd.                                           42,200          792,417
Trend Micro, Inc.                                       14,500          434,276
Yamaha Motor Co., Ltd. (a)                              74,900        1,127,332
                                                                 ---------------
                                                                     16,078,037
                                                                 ---------------
NETHERLANDS - 1.3%
ASML Holding NV                                         15,225          453,260
QIAGEN NV (a)                                           46,062          825,068
                                                                 ---------------
                                                                      1,278,328
                                                                 ---------------
SINGAPORE - 2.4%
DBS Group Holdings Ltd.                                 80,000          855,884
Keppel Corp., Ltd.                                      95,000          648,541
K-Green Trust (a)                                       19,000           15,748
United Overseas Bank Ltd.                               55,000          764,916
                                                                 ---------------
                                                                      2,285,089
                                                                 ---------------
SOUTH AFRICA - 0.4%
Lonmin Plc. (a)                                         14,814          388,675
                                                                 ---------------

SOUTH KOREA - 0.8%
Samsung Electronics Co., Ltd. GDR Reg S (a)              2,300          783,644
                                                                 ---------------

SPAIN - 2.0%
Banco Popular Espanol SA                               134,109          852,341
Corporacion Financiera Alba SA                          21,110        1,037,572
                                                                 ---------------
                                                                      1,889,913
                                                                 ---------------
SWEDEN - 7.0%
Atlas Copco AB, B Shares                               119,574        2,110,499
Investor AB, B Shares                                   45,946          935,479
Scania AB, Class B                                      59,081        1,307,242
Svenska Handelsbanken AB, A Shares                      70,420        2,313,851
                                                                 ---------------
                                                                      6,667,071
                                                                 ---------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2010.

SEPTEMBER 30, 2010 (UNAUDITED)                  BAILLIE GIFFORD EAFE CHOICE FUND
--------------------------------------------------------------------------------

                                                        SHARES    U.S. $ VALUE
--------------------------------------------------------------------------------

SWITZERLAND - 8.3%
Geberit AG                                               3,974   $      708,093
Nestle SA                                               42,288        2,254,265
Roche Holding AG                                        17,127        2,340,097
Schindler Holding AG                                    14,004        1,503,326
UBS AG (a)                                              61,255        1,042,911
                                                                 ---------------
                                                                      7,848,692
                                                                 ---------------
TAIWAN - 2.0%
Hon Hai Precision Industry Co., Ltd. GDR Reg S         121,352          916,207
Taiwan Semiconductor Manufacturing Co., Ltd. ADR        99,500        1,008,930
                                                                 ---------------
                                                                      1,925,137
                                                                 ---------------
TURKEY - 1.1%
Turkiye Garanti Bankasi AS                             178,400        1,033,691
                                                                 ---------------

UNITED KINGDOM - 17.1%
AMEC Plc.                                               41,000          635,561
ASOS Plc. (a)                                           46,800          833,881
Autonomy Corp. Plc. (a)                                 23,000          655,419
BG Group Plc.                                           58,000        1,021,211
BHP Billiton Plc.                                       40,000        1,275,694
Cairn Energy Plc. (a)                                  152,160        1,085,872
Capita Group Plc.                                       69,000          852,600
Hays Plc.                                              238,500          423,838
Imperial Tobacco Group Plc.                             34,000        1,014,240
Intertek Group Plc.                                     34,000          979,349
John Wood Group Plc.                                   146,800        1,006,981
Johnson Matthey Plc.                                    35,000          968,947
Kazakhmys Plc.                                          35,000          798,444
Pearson Plc.                                            46,000          713,321
Reed Elsevier Plc.                                      57,000          481,990
Rightmove Plc.                                          13,324          153,696
Smith & Nephew Plc.                                     45,000          410,332
Standard Chartered Plc.                                 38,000        1,091,148
Unilever Plc.                                           30,812          891,799
Vodafone Group Plc.                                    130,512          322,019
Weir Group Plc. (The)                                   25,000          559,516
                                                                 ---------------
                                                                     16,175,858
                                                                 ---------------
UNITED STATES - 2.6%
Central European Distribution Corp. (a)                 21,731          485,036
Mettler-Toledo International, Inc. (a)                   6,900          858,636
Protalix BioTherapeutics, Inc. (a)                     127,400        1,107,106
                                                                 ---------------
                                                                      2,450,778
                                                                 ---------------
TOTAL COMMON STOCKS
   (cost $84,697,427)                                                87,703,173
                                                                 ---------------

PREFERRED STOCKS - 1.5%
BRAZIL - 1.5%
Itau Unibanco Holding SA ADR                            30,500          737,490
Petroleo Brasileiro SA ADR                              20,800          682,656
                                                                 ---------------
TOTAL PREFERRED STOCKS
   (cost $1,497,391)                                                  1,420,146
                                                                 ---------------

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2010.

SEPTEMBER 30, 2010 (UNAUDITED)                  BAILLIE GIFFORD EAFE CHOICE FUND
--------------------------------------------------------------------------------

                                                        SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENTS - 94.2%
   (cost $86,194,818)                                            $   89,123,319
Other assets less liabilities - 5.8%                                  5,535,136
                                                                 ---------------
NET ASSETS - 100.0%                                              $   94,658,455
                                                                 ===============

(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

Reg S - is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States).

At September 30, 2010, the aggregate cost of investment securities for income tax purposes was $86,194,818. Net unrealized appreciation aggregated $2,928,501 of which $7,120,862 related to appreciated investment securities and $4,192,361 related to depreciated investment securities.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

     Level 1 - quoted prices in active markets for identical securities
     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's assets carried at fair value:

                                  LEVEL 1        LEVEL 2       LEVEL 3
-----------------------------------------------------------------------
INVESTMENTS IN SECURITIES

Common Stocks                   $ 5,175,307    $ 82,527,866        -
Preferred Stocks                  1,420,146               -        -
                                ---------------------------------------
                                  6,595,453      82,527,866
Other Financial Instruments*              -          (4,121)       -
                                ---------------------------------------
TOTAL                           $ 6,595,453    $ 82,523,745        -
                                =======================================

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at 12/31/09 was $28,202,800. $914,057 was transferred out of Level 2 into Level 1 at 9/30/10 as a result of using third-party vendor modeling tools to reflect any (lack of ) significant market movements between the time at which the Fund/Portfolio valued its securities and the earlier closing of foreign markets.

It is the Fund's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2010.

PORTFOLIO OF INVESTMENTS (CONCLUDED)
SEPTEMBER 30, 2010 (UNAUDITED)                  BAILLIE GIFFORD EAFE CHOICE FUND
--------------------------------------------------------------------------------

At September 30, 2010, the Fund had the following forward foreign currency contracts:

  SETTLEMENT    CONTRACTS        IN EXCHANGE       UNREALIZED
     DATE       TO DELIVER           FOR              LOSS
---------------------------------------------------------------
  10/04/2010   USD 366,504      GBP   230,825      ($   3,913)
  10/05/2010   USD  94,382      JPY 7,869,611            (109)
  10/06/2010   USD  21,433      AUD    22,089             (99)
---------------------------------------------------------------
               Net Unrealized Depreciation on
               Forward Foreign Currency Contracts  ($   4,121)
                                                   ============

Currency Legend:
AUD- Australian Dollar
GBP- British Pound
JPY - Japanese Yen
USD - United States Dollar

SEE PREVIOUSLY SUBMITTED NOTES TO THE FINANCIAL STATEMENTS FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2010.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              BAILLIE GIFFORD FUNDS
               -------------------------------------------

By (Signature and Title) /s/ Peter Hadden
                         -------------------------------
                         PETER HADDEN, PRESIDENT

                                November 23, 2010
                           --------------------------
                                      DATE

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Peter Hadden
                         ------------------------------
                         PETER HADDEN, PRESIDENT

                                November 23, 2010
                           --------------------------
                                      DATE

By (Signature and Title) /s/ Nigel Cessford
                         -------------------------------
                         NIGEL CESSFORD, TREASURER

                                November 23, 2010
                           --------------------------
                                      DATE

                                  EXHIBIT LIST

3(i) Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii) Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.